Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders’ capital	Contributed surplus	Accumulated other comprehensive income	Deficit
Beginning balance at Dec. 31, 2016	$ 1,978,961	$ 4,422,661	$ 21,405	$ 629,863	$ (3,094,968)
Share issuance costs	0	20,915	(20,915)
Share-based compensation	15,509		15,509
Comprehensive income (loss) for the year	(79,585)			(166,759)
Profit (loss)	87,174				87,174
Ending balance at Dec. 31, 2017	1,914,885	4,443,576	15,999	463,104	(3,007,794)
Issued on corporate acquisition	1,242,095	1,238,995	3,100
Issuance costs, net of tax	(551)	(551)
Share issuance costs	0	19,496	(19,496)
Share-based compensation	19,534
Comprehensive income (loss) for the year	(120,539)			204,770
Profit (loss)	(325,309)				(325,309)
Ending balance at Dec. 31, 2018	$ 3,055,424	$ 5,701,516	$ 19,137	$ 667,874	$ (3,333,103)